CONSOLIDATED BALANCE SHEET (Parenthetical)	Dec. 31, 2022 shares
Class A Shares
Shares issued (in shares)	396,154,728
Shares outstanding (in shares)	396,154,728
Treasury stock (in shares)	16,048,129
Class B Shares
Shares issued (in shares)	21,280
Shares outstanding (in shares)	21,280